Supplement to the
Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
October 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity Advisor® Mortgage Securities Fund found in the “Management Contracts” section.

Sean Corcoran is co-manager of Fidelity Advisor® Mortgage Securities Fund and receives compensation for his services. As of December 31, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity Advisor® Mortgage Securities Fund is based on the pre-tax investment performance of the fund measured against the Bloomberg Barclays U.S. MBS Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Corcoran as of December 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	5	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$36,998	$1,647	$1,349
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor® Mortgage Securities Fund ($1,024 (in millions) assets managed).

As of December 31, 2017, the dollar range of shares of Fidelity Advisor® Mortgage Securities Fund beneficially owned by Mr. Corcoran was none.

The following information supplements information for Fidelity® Intermediate Bond Fund found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. DeBiase as of October 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	5	31
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$3,017	$26,485	$13,006
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Intermediate Bond Fund ($3,017 (in millions) assets managed).

As of October 31, 2017, the dollar range of shares of Fidelity® Intermediate Bond Fund beneficially owned by Mr. DeBiase was none.

The following information supplements information for Fidelity® Short-Term Bond Fund found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Potenza as of October 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	7	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$17,977	$26,853	$14,445
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Short-Term Bond Fund ($6,116 (in millions) assets managed).

As of October 31, 2017, the dollar range of shares of Fidelity® Short-Term Bond Fund beneficially owned by Mr. Potenza was none.

The following information supplements information for Fidelity® Total Bond Fund found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Munoz as of October 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	3	7
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$68,220	$7,077	$4,638
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Total Bond Fund ($31,460 (in millions) assets managed).

As of October 31, 2017, the dollar range of shares of Fidelity® Total Bond Fund beneficially owned by Mr. Munoz was none.

RCOM8B-18-01 1.872064.119	February 7, 2018

Supplement to the
Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
Class A, Class M, Class C, Class I and Class Z
October 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity Advisor® Mortgage Securities Fund found in the “Management Contracts” section.

Sean Corcoran is co-manager of Fidelity Advisor® Mortgage Securities Fund and receives compensation for his services. As of December 31, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity Advisor® Mortgage Securities Fund is based on the pre-tax investment performance of the fund measured against the Bloomberg Barclays U.S. MBS Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Corcoran as of December 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	5	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$36,998	$1,647	$1,349
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor® Mortgage Securities Fund ($1,024 (in millions) assets managed).

As of December 31, 2017, the dollar range of shares of Fidelity Advisor® Mortgage Securities Fund beneficially owned by Mr. Corcoran was none.

The following information supplements information for Fidelity® Total Bond Fund found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Munoz as of October 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	3	7
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$68,220	$7,077	$4,638
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Total Bond Fund ($31,460 (in millions) assets managed).

As of October 31, 2017, the dollar range of shares of Fidelity® Total Bond Fund beneficially owned by Mr. Munoz was none.

The following information supplements information for Fidelity® Short-Term Bond Fund found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Potenza as of October 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	7	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$17,977	$26,853	$14,445
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Short-Term Bond Fund ($6,116 (in millions) assets managed).

As of October 31, 2017, the dollar range of shares of Fidelity® Short-Term Bond Fund beneficially owned by Mr. Potenza was none.

ACOM8B-18-01 1.842757.124	February 7, 2018